Segment Reporting - Summary of Segment Loss and Significant Expenses (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses [Abstract]
Total R&D		$ 25,644		$ 39,272		$ 59,599	$ 80,737	$ 139,614	$ 152,345
Total G&A		9,293		6,626		28,149	16,441	39,392	28,756
Total operating expenses		(34,937)		(45,898)		(87,748)	(97,178)	(179,006)	(181,101)
Loss from operations		(34,937)		(45,898)		(87,748)	(97,178)	(179,006)	(181,101)
Interest Income		1,564		3,466		3,892	7,557	12,942	17,382
Other income (expense), net		(1)		(13)		(2)	(20)	(23)	14
Total other income (expense), net		1,563		3,453		3,890	7,537	12,919	17,396
Segment net loss		(33,374)	$ (50,484)	(42,445)	$ (47,196)	(83,858)	(89,641)	(166,087)	(163,705)
Operating Segments [Member]
Operating Expenses [Abstract]
External R&D	[1]	15,197		26,143		33,839	53,921	87,450	109,683
Total R&D		25,644		39,272		59,599	80,737	139,614	152,345
Total G&A		9,293		6,626		28,149	16,441	39,392	28,756
Total operating expenses		34,937		45,898		87,748	97,178	179,006	181,101
Loss from operations		(34,937)		(45,898)		(87,748)	(97,178)	(179,006)	(181,101)
Interest Income		1,564		3,466		3,892	7,557	12,942	17,382
Other income (expense), net		(1)		(13)		(2)	(20)	(23)	14
Total other income (expense), net		1,563		3,453		3,890	7,537	12,919	17,396
Segment net loss		(33,374)		(42,445)		(83,858)	(89,641)	(166,087)	(163,705)
External Expenses [Member] | Operating Segments [Member]
Operating Expenses [Abstract]
Total G&A	[2]	459		1,453		8,262	5,301	13,932	6,806
Internal Expense [Member] | Operating Segments [Member]
Operating Expenses [Abstract]
Total Internal R&D	[3]	10,447		13,129		25,760	26,816	52,164	42,662
Total G&A	[3]	9,752		5,173		19,887	11,140	25,460	21,950
ANB033 | Operating Segments [Member]
Operating Expenses [Abstract]
External R&D		8,837		3,926		18,136	7,729	20,427	12,460
Rosnilimab | Operating Segments [Member]
Operating Expenses [Abstract]
External R&D		1,217		15,613		5,811	30,639	42,744	53,422
ANB101 | Operating Segments [Member]
Operating Expenses [Abstract]
External R&D		687		2,040		2,171	3,521	8,138	3,367
ANB032 | Operating Segments [Member]
Operating Expenses [Abstract]
External R&D		5		108		(26)	3,644	48	26,084
Preclinical and other unallocated costs | Operating Segments [Member]
Operating Expenses [Abstract]
External R&D		$ 4,451		$ 4,456		$ 7,747	$ 8,388	$ 16,093	$ 14,350

[1]	External R&D consists of costs associated with our research and development activities, including drug discovery efforts, preclinical and clinical development of our programs, manufacturing, and allocated facility-related costs.
[2]	External G&A consists of general and administrative expenses including legal services, insurance, professional fees for auditing, tax, and market research, and allocated facility-related costs not otherwise included in research and development expenses.
[3]	Internal R&D and G&A consist of salaries and wages, stock-based compensation, recruiting and other employee benefits.